INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of Inventory
	December 31,
	2022	2023
	in USD thousands

Raw materials	-	903
Work-in-progress	-	471
Finished goods	-	579
	-	1,953